Note 3 - Property and Equipment, Net (Tables)	9 Months Ended
Sep. 30, 2020
Notes Tables
Property, Plant and Equipment [Table Text Block]
	December 31,	September 30,
	2019	2020
	$	$
		(Unaudited)
Office equipment	150	170
Laboratory equipment	114	116
Motor vehicles	23	23
Leasehold improvements	103	115
	390	424
Less: accumulated depreciation	(181)	(235)
Property and equipment, net	209	189